Financial instruments and risk management (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Type of SWAP	LIBOR X DI	LIBOR X DI
Debt	KFW/Finnvera	KFW/Finnvera
SWAP	JP Morgan and Bank of America	JP Morgan and Bank of America
Total Debt	R$ 125,854	R$ 175,589
Total swap (Long position)	R$ 125,854	R$ 175,589
Coverage of percentage	100.00%	100.00%
Long position	0.75	0.75
Derivative Financial Instruments 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Short position	79.00%	79.00%
Derivative Financial Instruments 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Short position	92.59%	92.59%
Derivative Financial Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	IPCA x DI
Debt	BNB	BNB
SWAP	XP and ITAU	XP and ITAU
Total Debt	R$ 206,140	R$ 249,400
Total swap (Long position)	R$ 207,987	R$ 249,166
Coverage of percentage	100.00%	100.00%
Derivative Financial Instruments 2 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Long position	1.22	1.22
Short position	67.73%	67.73%
Derivative Financial Instruments 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Long position	1.49	1.49
Short position	69.50%	69.50%
Derivative Financial Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Type of SWAP	PRE x DI	PRE x DI
Debt	The Bank of Nova Scotia	The Bank of Nova Scotia
SWAP	Scotiabank	Scotiabank
Total Debt	R$ 485,498	R$ 1,568,683
Total swap (Long position)	R$ 485,740	R$ 1,569,829
Coverage of percentage	100.00%	100.00%
Long position	1.73
Short position	1.05%
Derivative Financial Instruments 3 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Long position		1.73
Short position		1.05%
Derivative Financial Instruments 3 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Long position		3.80
Short position		108.95%
Derivative Financial Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	PRE x DI	PRE x DI
Debt	BNP Paribas	BNP Paribas
SWAP	BNP Paribas	BNP Paribas
Total Debt	R$ 515,068	R$ 515,265
Total swap (Long position)	R$ 517,727	R$ 517,727
Coverage of percentage	100.00%	100.00%
Long position	8.34	8.34
Short position	1.07%	1.07%
Derivative Financial Instruments 5 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	IPCA x DI
Debt	DEBENTURE	DEBENTURE
SWAP	ITAU	ITAU
Total Debt	R$ 1,880,389	R$ 1,796,843
Total swap (Long position)	R$ 1,882,880	R$ 1,796,843
Coverage of percentage	100.00%	100.00%
Long position	4.17	4.17
Short position	0.95%	0.95%
Derivative Financial Instruments 6 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	IPCA x DI
Debt	BNDES	BNDES
SWAP	XP	XP
Total Debt	R$ 392,340	R$ 394,139
Total swap (Long position)	R$ 393,389	R$ 394,139
Coverage of percentage	100.00%	100.00%
Long position	4.23	4.23
Short position	96.95%	96.95%